Long-Term Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 28, 2012	Apr. 30, 2011
Other Long-Term Liabilities [Abstract]
Deferred Rent	$ 220,875	$ 271,451
Junior Seller Note (see Note 14 and Note 19)	150,000	150,000
Other	34,190	27,196
Total long-term liabilities	$ 405,065	$ 448,647